Right-of-use-assets	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use-assets	Right-of-use-assets

Changes in the carrying amount of right-of-use assets for the years ended December 31, 2023 and 2022, are reported in the following tables.

	Buildings	Vehicles	Total
Cost as at December 31, 2021	81,784	1,035	82,819
Additions	6,541	—	6,541
Disposals	(5,371)	—	(5,371)
Adjustments due to remeasurements	(227)	—	(227)
Adjustments due to modifications	(167)	—	(167)
Effect of translation adjustments	1,037	11	1,048
Cost as at December 31, 2022	83,597	1,046	84,643
Additions	7,056	633	7,689
Disposals	(609)	(766)	(1,375)
Adjustments due to remeasurements	584	—	584
Adjustments due to modifications	11,867	—	11,867
Effect of translation adjustments	(903)	(6)	(909)
Cost as at December 31, 2023	101,592	907	102,499

Accumulated depreciation and impairment loss as at Dec. 31, 2021	(31,201)	(863)	(32,064)
Depreciation	(11,699)	(135)	(11,834)
Disposals	3,060	—	3,060
Impairment loss	(848)	—	(848)
Adjustments due to remeasurements	(51)	—	(51)
Adjustments due to modifications	—	—	—
Effect of translation adjustments	(72)	(9)	(81)
Accumulated depreciation and impairment loss as at Dec. 31, 2022	(40,811)	(1,007)	(41,818)
Depreciation	(11,887)	(134)	(12,021)
Disposals	485	766	1,251
Impairment loss	75	—	75
Adjustments due to remeasurements	3	—	3
Adjustments due to modifications	—	—	—
Effect of translation adjustments	449	6	455
Accumulated depreciation and impairment loss as at Dec. 31, 2023	(51,686)	(369)	(52,055)

Net book value as at December 31, 2021	50,583	172	50,755
Net book value as at December 31, 2022	42,786	39	42,825
Net book value as at December 31, 2023	49,906	538	50,444

The Group leases buildings for its retail stores, warehouses and factory facilities. These leases typically run for a period of five to ten years. Some leases include an option to renew the lease for an additional period of the same duration after the end of the contract term. Some of such leases provide for additional rent payments that are based on changes in local price indices. For certain of these leases, the Group is restricted from entering into any sub-lease arrangements. A significant portion of retail stores, warehouse and factory facilities leases were entered into several years ago.

The Group leases vehicles under a number of leases. The contract lease term of such leases run for a period of two to four years.

The Group leases also IT and office equipment with contract terms of one to three years. These leases are short-term and/or leases of low-value items. The Group has elected not to recognise right-of-use assets and lease liabilities for these leases.

The following tables show a breakdown of right-of-use assets based on geographical location of the cash generating units (mainly directly operated retail stores) in which they are included.

	31/12/23	31/12/22
United States of America	25,901	18,938
Italy	12,523	9,249
Spain	2,548	3,473
United Kingdom	6,126	4,985
China	417	2,493
Others	2,929	3,687
Total	50,444	42,825

As at December 31, 2023, the Group performed the impairment assessment of property, plant and equipment and right-of-use assets included in several cash generating units (CGUs), such as the Italian upholstered furniture plant CGU and certain directly operated retail stores CGUs that presented indicators of impairment. For additional information on the impairment assessment, reference should be made to note 8.

As result of the 2023, 2022 and 2021 impairment assessment performed by the Group, impairment losses of 1,092, 848, and 1,188 have emerged, with reference to specific retail CGUs, for right-of-use assets, respectively. Conversely, with reference to other specific CGUs, an impairment reversal of 1,167 and zero in each of 2022 and 2021, respectively, has emerged.

Other information about leases for which the Group is a lessee is presented below.

The following tables show the amounts recognized in profit or loss under IFRS 16 for the years ended December 31, 2023, 2022 and 2021.

	2023	2022	2021
Depreciation charge of right-of-use assets	12,021	11,834	11,706
Interest on lease liabilities	3,090	2,877	2,584
Expenses relating to short-term leases	2,326	1,465	1,187
Expenses relating to leases of low-value assets, excluding short-term leases	133	125	169
Covid-19 rent concessions	—	(635)	(1,515)
Total	17,570	15,666	14,131

Lease payments recognised in statement of cash flows for the years ended December 31, 2023, 2022 and 2021 amount to 14,147, 12,926 and 12,693, respectively, and include interests paid for 3,090, 2,877 and 2,603, respectively (see note 20).